Ordinary Shares	12 Months Ended
Dec. 31, 2025
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Ordinary Shares

15. ORDINARY SHARES

In November 2013, the Company was formed as an exempted company in the Cayman Islands with issuance of 125,000,000 ordinary shares at a par value of US$0.0001 each. In July 2014, the Company became the holding company of the Group pursuant to the reorganization described in Note 1.

On December 26, 2017, the Company completed its IPO on the NASDAQ Global Market. In this offering, 12,000,000 ADSs, representing 24,000,000 Class A Ordinary Shares, were issued and sold to the public at a price of US$9.00 per ADS. The aggregate proceeds received by the Company from the IPO, net of issuance costs, were approximately RMB651 million ($100 million).

Immediately prior to the completion of the IPO, the Company adopted a dual-class share structure, consisting of Class A Ordinary Shares and Class B Ordinary Shares, par value US$0.0001 per share. All of the issued and outstanding Pre-IPO Class A Ordinary Shares were automatically re-designated into Class B Ordinary Shares on a one-for-one basis, and all of the issued and outstanding Pre-IPO Preferred Shares were automatically converted and redesignated into Class A Ordinary Shares on a one-for-one basis. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except that the holders of Class A Ordinary Shares are entitled to one vote per share in respect of matters requiring the votes of shareholders, while holders of Class B Ordinary Shares are entitled to ten votes per share. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements.

In January 2018, the underwriters of the Company’s IPO exercised the options to purchase an additional 1,800,000 ADSs, representing 3,600,000 Class A Ordinary Shares, par value US$0.0001 per share, of the Company to cover over-allotments in full. The proceeds in connection with 1,800,000 ADSs received by the Company was RMB95.1 million (US$14.7 million).

In June 2018, 27,000,000 shares of Class A Ordinary Shares were issued to the Company’s depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise or vesting of awards under the Group’s share-based incentive plans. As of December 31, 2020, 1,578,904 shares out of 27,000,000 shares of Class A Ordinary Shares respectively were deemed issued but not outstanding as they have not been transferred to grantees.

In June 2021, 15,000,000 shares of Class A Ordinary Shares were issued to the Company’s depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise or vesting of awards under the Group’s share-based incentive plans, totaling the shares for bulk issuance of ADSs to 42,000,000.

On March 16, 2022, the Company’s board of directors authorized a share repurchase program under which the Company could repurchase up to an aggregate of US$50 million of its shares/ADSs over the next twelve months. As of December 31, 2022, the Company had repurchased approximately 22 million ADSs for approximately US$48 million under this repurchase program aggregately.

In January 2025, 10,000,000 shares of Class A Ordinary Shares were issued to the Company’s depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise or vesting of awards under the Group’s share-based incentive plans, totaling the shares for bulk issuance of ADSs to 52,000,000.

On July 21, 2025, the Company’s board of directors authorized a share repurchase program under which the Company could repurchase up to an aggregate of US$50 million of its shares/ADSs over the next twelve months. As of December 31, 2025, the Company had repurchased approximately 12 million shares for approximately US$29 million under this repurchase program aggregately.

As of December 31, 2025, 4,051,610 shares out of 52,000,000 shares of Class A Ordinary Shares were deemed issued but not outstanding as they have not been transferred to grantees.